CONCENTRATIONS AND CREDIT RISK	6 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 – CONCENTRATIONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

As of December 31, 2023, and June 30, 2023, $18,520 and $271,636 of the Company’s cash and cash equivalents was on deposit at financial institutions in mainland PRC There is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each mainland PRC bank

As of December 31, 2023, three customers aggregately accounted for 61.0% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 27.9%, and two third party customer accounted for 23.0% and 10.1% of the Company’s total accounts receivable, respectively. As of June 30, 2023, two customers aggregately accounted for 54.6% of the Company’s total accounts receivable, with related party customer, Dogness Network accounted for 38.7%, and one third party customer accounted for 15.9% of the Company’s total accounts receivable, respectively.

As of December 31, 2023, one third party supplier accounted for 30.0% of the Company’s total account payable. As of June 30, 2023, two third party suppliers accounted for 13.7 and 11.2% of the Company’s total account payable.

For the six months ended December 31, 2023 and 2022, export sales accounted for 68.0% and 65.9% of the Company’s total revenue, respectively. For the six months ended December 31, 2023, four customers accounted for 19.9%, 16.3% ,6.1% and 5.0% of the Company’s total revenue, respectively. For the six months ended December 31, 2022, three customers accounted for 15.3%, 9.9% and 8.8% of the Company’s total revenue, respectively.

For the six months ended December 31, 2023, one third party supplier accounted for 55.3% of the Company’s total raw materials purchases. For the six months ended December 31, 2022, two third party suppliers accounted for 21.0% and 12.4% of the Company’s total raw materials purchases.